SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSET AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Share issue costs	$ 12,000	$ 19,000	$ 26,000
Property and equipment	671,000	332,000	219,000
Intangible asset	157,000	157,000	157,000
Non-capital losses	5,610,000	5,664,000	5,719,000
Total	6,450,000	6,172,000	6,121,000
Unrecognized deferred tax assets	(6,450,000)	(6,172,000)	$ (6,121,000)
Deferred income tax asset (liability)